SEGMENT INFORMATION - Summary of Revenue by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
revenue by segment
Revenues	$ 2,327,175	$ 2,260,221	$ 6,961,192	$ 3,711,311	$ 6,017,212
Video
revenue by segment
Revenues					2,759,216
High-speed data
revenue by segment
Revenues					1,617,029
Voice
revenue by segment
Revenues					529,973
Business Services
revenue by segment
Revenues					819,541
Advertising
revenue by segment
Revenues	$ 84,539	$ 88,759	$ 257,255	$ 138,934	245,702
Other
revenue by segment
Revenues					45,751
Cablevision Systems Corp.
revenue by segment
Revenues					3,444,052
Cablevision Systems Corp. | Video
revenue by segment
Revenues					1,638,691
Cablevision Systems Corp. | High-speed data
revenue by segment
Revenues					782,615
Cablevision Systems Corp. | Voice
revenue by segment
Revenues					376,034
Cablevision Systems Corp. | Business Services
revenue by segment
Revenues					468,632
Cablevision Systems Corp. | Advertising
revenue by segment
Revenues					157,331
Cablevision Systems Corp. | Other
revenue by segment
Revenues					20,749
Cequel Corp.
revenue by segment
Revenues					2,573,160
Cequel Corp. | Video
revenue by segment
Revenues					1,120,525
Cequel Corp. | High-speed data
revenue by segment
Revenues					834,414
Cequel Corp. | Voice
revenue by segment
Revenues					153,939
Cequel Corp. | Business Services
revenue by segment
Revenues					350,909
Cequel Corp. | Advertising
revenue by segment
Revenues					88,371
Cequel Corp. | Other
revenue by segment
Revenues					$ 25,002